SCHEDULE OF SHARE IN LOSSES OF AFFILIATED COMPANIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share in losses of affiliated companies		$ 66	$ 1,658	$ 1,200
Antigen COVID Test Killer [Member]
Share in losses of affiliated companies			1,040	1,200
Bio Imagery Ltd [Member]
Share in losses of affiliated companies			$ 618